Note 16 - Derivative Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivatives and Fair Value [Text Block]
NOTE 16 - DERIVATIVE LIABILITIES

The Company had issued certain freestanding and embedded financial instruments that are classified as derivative liabilities in accordance with ASC Topic 815, “Derivatives and Hedging”.

Series A Convertible Preferred Stock

The Company’s Series A Convertible Preferred Stock entitled the holders of the preferred stock to convert the preferred stock into a fixed percentage of the total outstanding common stock on a fully diluted basis, calculated on the date of conversion.  The resulting derivative liability is presented at its fair value on the accompanying balance sheets with changes in fair value reported in the statement of operations.  In May 2011, the holders of all of the outstanding shares of Series A Preferred Stock converted the shares into 95,100,000 shares of the Company’s common stock.  As a result of the conversion, the estimated fair value of the embedded conversion option of at the time of conversion of $30,394,710 was reclassified into equity. There is no derivative liability related to this issuance as of June 30, 2012 or December 31, 2011. The fair value of the conversion option options had been estimated using a binomial lattice model using the following assumptions:

Risk free rate	1.27%	-	2.69%
Expected volatility	150%	-	400%
Expected term in years		5
Expected dividend yield		0%

Phoenix Common Stock Warrant

As part of the Company’s license agreement with Phoenix Power Group (“Phoenix”), in 2009 the Company agreed to issue to Phoenix a common stock purchase warrant (the “Phoenix Warrant”) at a price of $.19 per share, equal to two (2%) percent of the total issued, outstanding, convertible debt and dilutive common stock of the Company at the time of exercise. The number of shares into which the Phoenix Warrant was convertible was contingent upon the number of shares outstanding at the date it was exercised. The Phoenix Warrant was to vest upon the delivery of the first two prototype Cyclone Mark V Engines to Phoenix and payment by Phoenix of the full $400,000 license fee, and terminate 24 months thereafter. This Warrant was non-transferable. As of December 31, 2011, the calculated number of shares into which the Phoenix Warrant was convertible was 4.68 million, and was valued at approximately $494,626 (by the Black Scholes valuation method).  It was to be amortized proportionally over the life of the contract, as an expense of the contract in conjunction with revenue and royalty recognition from this contract.  Because the number of shares issuable upon exercise of the Phoenix Warrant was unknown until the time of exercise, and there was no limit to the number of shares that were to be issuable upon exercise, the Phoenix Warrant was required to be accounted for as a derivative liability. The resulting derivative liability of $494,626 from the Warrant was presented at its fair value on the accompanying December 31, 2011 balance sheet with changes in fair value reported in the statement of operations.  In March 2012, the Company entered into an agreement with Phoenix to effect a cashless exercise of the Phoenix Warrant into 2,000,000 shares of restricted common stock (valued at $380,000) and to retire the Phoenix Warrant. In the first quarter of 2012, the Company recognized a $114,626 gain on retiring the derivative liability.

The fair value of the Warrant, at December 31, 2011, had been estimated using the Black Scholes model using the following assumptions:

Risk free rate	.39%
Expected volatility	108%
Expected term in years	2
Expected dividend yield	0%

A summary of the fair value of the Company’s derivative liabilities is provided in Note 1.K.

NOTE 16 - DERIVATIVE LIABILITIES

The Company has issued certain freestanding and embedded financial instruments that are classified as derivative liabilities in accordance with ASC Topic 815 Derivatives and Hedging.

Series A Convertible Preferred Stock

The Company’s Series A Convertible Preferred Stock entitled the holders of the preferred stock to convert the preferred stock into a fixed percentage of the total outstanding common stock on a fully diluted basis, calculated on the date of conversion.  The resulting derivative liability is presented at its fair value on the accompanying balance sheets with changes in fair value reported in the statement of operations.   In May 2011, the holders of all of the outstanding shares of Series A Preferred Stock converted the shares into 95,100,000 shares of the Company’s common stock.  As a result of the conversion, the estimated fair value of the embedded conversion option of at the time of conversion of $30,394,710 was reclassified into equity. There is no derivative liability related to this issuance as of December 31, 2011. The fair value of the conversion option options had been estimated using a binomial lattice model using the following assumptions:

Risk free rate	1.27%	-	2.69%
Expected volatility	150%	-	400%
Expected term in years		5
Expected dividend yield		0%

Phoenix Common Stock Warrant

As part of the Company’s license agreement with Phoenix Power Group (“Phoenix”), in 2009 the Company agreed to issue to Phoenix a common stock purchase warrant at a price of $.19 per share, equal to two (2%) percent of the total issued, outstanding, convertible debt and dilutive common stock of the Company at the time of exercise. The number of shares into which the warrant was convertible was contingent upon the number of shares outstanding at the date the warrant was issued. As of December 31, 2011, 2% of the outstanding, convertible and dilutive common stock of the Company was approximately 4.68 million shares. The warrant was to vest upon the delivery of the first two prototype Cyclone Mark V Engines to Phoenix and payment by Phoenix of the full $400,000 license fee, and terminate 24 months thereafter and are non-transferable. As of December 31, 2011, the warrant was valued at approximately $494,626 (by the Black Scholes valuation method) and is to be amortized proportionally over the life of the contract, as an expense of the contact in conjunction with revenue and royalty recognition from this contract.  Because the number of shares issuable upon exercise of the warrant was unknown until the time of exercise, and there is no limit to the number of shares that are issuable upon exercise, the common stock warrant was required to be accounted for as a derivative liability. The resulting derivative liability of $494,626 from the warrant is presented at its fair value on the accompanying balance sheet with changes in fair value reported in the statement of operations.  In March 2012, the Company entered into an agreement with Phoenix to convert and retire the warrant for 2,000,000 shares of common stock. Phoenix did not pay any additional consideration for the shares.

The fair value of the warrants, at December 31, 2011, has been estimated using the Black Scholes model using the following assumptions:

Risk free rate	.39%
Expected volatility	108%
Expected term in years	2
Expected dividend yield	0%

A summary of the fair value of the Company’s derivative liabilities are as follows:

	Fair Value as of Dec. 31 2010	Period End Change in Fair Value	Conversion of Series A Pref. Stock	Fair Value as of Dec. 31, 2011
Series A Preferred Stock	$10,623,624	$19,771,086	$(30,394,710)	$-
Phoenix Warrant	$459,537	35,089	-	494,626
Total	$11,083,161	$19,771,086	$(30,394,710)	$494,626